Warrants - Narrative (Details) £ / shares in Units, £ in Thousands					12 Months Ended
	Apr. 26, 2017 GBP (£)	Feb. 10, 2017	Feb. 08, 2017	Jul. 29, 2016 GBP (£) shares warrant £ / shares	Dec. 31, 2018 GBP (£) shares warrant £ / shares	Dec. 31, 2017 GBP (£) shares £ / shares	Dec. 31, 2016 GBP (£)	Sep. 13, 2017 £ / shares	Jul. 31, 2016 shares warrant
Disclosure of classes of share capital [line items]
Number of units issued (in shares) | shares				31,115,926	1,555,796,345
Placing price (in pounds per unit) | £ / shares				£ 1.4365	£ 0.02873
Number of ordinary shares (in shares) | shares				1					1
Number warrants (in warrants) | warrant				1					1
Number of shares subscribed (in shares) | shares				0.4
Exercise price percent				120.00%
Exercise price (pounds per share) | £ / shares								£ 1.10
Number of shares subscribed from warrant maximum (in shares) | shares					622,318,538
Change in fair value				£ 9,000
Warrant proceeds				35,700
Transaction costs allocated to the issue of warrants (note 19)	£ 408			£ 2,900		£ 7,453	£ 2,325
Warrants forfeited (in shares) | shares					799,524
Consolidation of shares		0.02	0.02		0.02
Exercise price (pence per share) | £ / shares					£ 0.034476
Fair value warrant					£ 2,492	£ 1,273	£ 7,923
Variance recorded					£ (1,200)
Warrants
Disclosure of classes of share capital [line items]
Exercise price (pounds per share) | £ / shares				£ 1.7238	£ 1.7238	£ 1.7238
Number of shares subscribed from warrant maximum (in shares) | shares				12,401,262	12,401,262	12,401,262
Transaction costs allocated to the issue of warrants (note 19)				£ 600
Warrants forfeited (in shares)					0	45,108
Ordinary shares
Disclosure of classes of share capital [line items]
Transaction costs allocated to the issue of warrants (note 19)				£ 2,300